Principal Exchange-Traded Funds
Supplement dated May 26, 2021
to the Prospectus dated April 28, 2021
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

Add the following new section after the FUND ACCOUNT INFORMATION section:
ADDITIONAL FUND-SPECIFIC INFORMATION

Principal International Adaptive Multi-Factor ETF (the “Fund”)
THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”) OR ANY OF ITS AFFILIATES, INFORMATION PROVIDERS OR OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY PETF. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or Fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Principal U.S. Large-Cap Adaptive Multi-Factor ETF and Principal U.S. Small-Cap Adaptive Multi-Factor ETF (the “Funds”)
The "S&P 500” and the “S&P 600” (each, the “Index”) each is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by the Funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”). Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. These Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor any third party licensor make any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and any third party licensor’s only relationship to PETF and the Funds with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or a third party licensor without regard to PETF or the Funds. S&P Dow Jones Indices and any third party licensor have no obligation to take the needs of PETF or the owners of the Funds into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor any third party licensor are responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and any third party licensor have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ANY THIRD PARTY LICENSOR SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ANY THIRD PARTY LICENSOR MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PETF, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ANY THIRD PARTY LICENSOR BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PETF, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
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